Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2018 $ / shares	Jun. 30, 2017 CAD ($) shares	Jun. 30, 2017 $ / shares	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2018 $ / shares	Jun. 30, 2017 CAD ($) shares	Jun. 30, 2017 $ / shares
EXPENSES
General and administrative expenses	$ (641)		$ (653)		$ (1,181)		$ (1,144)
Property investigation costs	(34)				(34)
Amortization	(3)		(14)		(7)		(28)
Share-based payments	(30)				(317)		(451)
Total expenses	(708)		(667)		(1,539)		(1,623)
Interest income	21		4		21		9
Foreign exchange loss	(38)		(9)		(45)		(12)
Other income (expense), net	(17)		(5)		(24)		(3)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (725)		$ (672)		$ (1,563)		$ (1,626)
Weighted average number of common shares outstanding | shares	739,210,551		403,644,285		647,412,846		386,209,943
Basic and diluted loss per share | $ / shares		$ (0.00)		$ (0.00)		$ (0.00)		$ (0.00)